Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Overlay B Portfolio

June 30, 2024 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 20.0%
Austria – 0.1%
Republic of Austria Government Bond 0.90%, 02/20/2032(a)	EUR	494	$455,379

Belgium – 0.1%
Kingdom of Belgium Government Bond Series 84 1.45%, 06/22/2037(a)		445	385,209
Series 100 2.85%, 10/22/2034(a)		115	119,682

			504,891

China – 0.5%
China Government Bond Series INBK 2.40%, 07/15/2028	CNY	12,420	1,738,245

Colombia – 0.3%
Colombian TES Series B 13.25%, 02/09/2033	COP	3,911,900	1,070,461

France – 0.3%
French Republic Government Bond OAT Series OAT 3.50%, 11/25/2033(a)	EUR	879	960,636

Germany – 0.5%
Bundesrepublik Deutschland Bundesanleihe 1.00%, 05/15/2038(a)		922	800,079
3.25%, 07/04/2042(a)		1,036	1,194,454

			1,994,533

Hungary – 0.0%
Hungary Government Bond Series 32/A 4.75%, 11/24/2032	HUF	40,660	95,939

Indonesia – 0.4%
Indonesia Treasury Bond Series 101 6.875%, 04/15/2029	IDR	26,850,000	1,633,478

Italy – 0.6%
Italy Buoni Poliennali Del Tesoro Series 7Y 3.50%, 02/15/2031(a)	EUR	1,004	1,061,159
Series 10Y 4.20%, 03/01/2034(a)		613	666,997
Series 13Y 4.05%, 10/30/2037(a)		364	383,059
Series 16Y 3.25%, 03/01/2038(a)		134	128,462

			2,239,677

	Principal Amount (000)		U.S. $ Value

Japan – 2.0%
Japan Government Five Year Bond Series 161 0.30%, 06/20/2028	JPY	486,150	$3,000,539
Japan Government Forty Year Bond Series 4 2.20%, 03/20/2051		108,150	686,798
Series 16 1.30%, 03/20/2063		91,950	423,671
Japan Government Thirty Year Bond Series 68 0.60%, 09/20/2050		99,100	432,279
Series 81 1.60%, 12/20/2053		42,900	234,879
Series 82 1.80%, 03/20/2054		221,050	1,267,043
Japan Government Twenty Year Bond Series 140 1.70%, 09/20/2032		49,250	326,148
Series 183 1.40%, 12/20/2042		216,400	1,268,621

			7,639,978

Poland – 0.3%
Republic of Poland Government Bond Series 1034 5.00%, 10/25/2034	PLN	4,487	1,052,271

			1,052,271

South Korea – 0.4%
Korea Treasury Bond Series 3312 4.125%, 12/10/2033	KRW	1,701,730	1,318,625

			1,318,625

Spain – 0.9%
Spain Government Bond 3.45%, 10/31/2034(a)	EUR	2,332	2,504,100
3.90%, 07/30/2039(a)		981	1,072,318

			3,576,418

United Kingdom – 1.6%
United Kingdom Gilt 0.50%, 01/31/2029(a)	GBP	666	718,671
0.875%, 01/31/2046(a)		453	282,386
1.50%, 07/31/2053(a)		405	258,220
1.75%, 09/07/2037(a)		430	403,375
4.625%, 01/31/2034(a)		2,882	3,770,252
4.75%, 10/22/2043(a)		319	410,660

			5,843,564

	Principal Amount (000)		U.S. $ Value

United States – 12.0%
U.S. Treasury Bonds 1.125%, 08/15/2040	U.S.$	3,964	$2,424,234
1.25%, 05/15/2050		2,716	1,355,504
1.875%, 02/15/2051(b)		4,362	2,564,484
2.00%, 08/15/2051		829	501,174
2.25%, 08/15/2046		471	315,771
2.25%, 02/15/2052		139	88,941
2.875%, 05/15/2043		476	370,975
2.875%, 05/15/2049		480	356,625
2.875%, 05/15/2052		1,035	763,327
3.00%, 11/15/2045		182	141,201
3.00%, 08/15/2052		321	242,906
3.625%, 08/15/2043		1,272	1,109,708
3.625%, 02/15/2053		868	743,261
3.625%, 05/15/2053		462	395,488
3.875%, 02/15/2043		2,161	1,960,654
4.00%, 11/15/2042		790	731,305
4.25%, 02/15/2054		67	64,003
4.375%, 11/15/2039(b)		4,358	4,323,854
4.375%, 08/15/2043		674	653,359
4.50%, 08/15/2039		1,302	1,311,557
4.50%, 02/15/2044		498	490,291
4.75%, 11/15/2043		477	485,653
4.75%, 11/15/2053		642	667,884
U.S. Treasury Notes 3.50%, 02/15/2033(b)		5,664	5,318,059
4.00%, 01/31/2029		3,935	3,876,811
4.125%, 03/31/2029		742	734,548
4.25%, 02/28/2029		4,677	4,659,063
4.50%, 05/31/2029		248	249,659
4.50%, 11/15/2033		192	193,785
4.625%, 09/30/2028(b)		7,078	7,142,144
4.625%, 04/30/2029		642	649,926
4.875%, 04/30/2026		431	431,774

			45,317,928

Total Governments - Treasuries (cost $82,466,835)			75,442,023

CORPORATES - INVESTMENT GRADE – 17.6%
Financial Institutions – 8.4%
Banking – 6.9%
ABN AMRO Bank NV 4.375%, 09/22/2025(a) (c)	EUR	200	208,587
Ally Financial, Inc. 6.992%, 06/13/2029	U.S.$	315	327,121
American Express Co. 5.098%, 02/16/2028		408	406,237
Banco Bilbao Vizcaya Argentaria SA 7.883%, 11/15/2034		600	654,084
Banco de Credito del Peru SA 3.125%, 07/01/2030(a)		545	525,925

	Principal Amount (000)		U.S. $ Value

Banco Santander SA 4.175%, 03/24/2028	U.S.$	600	$578,172
6.35%, 03/14/2034		200	200,544
Series E 5.75%, 08/23/2033(a)	EUR	100	111,618
Bank of America Corp. 3.559%, 04/23/2027	U.S.$	369	356,852
Series E 0.654%, 10/26/2031(a)	EUR	401	354,383
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)	U.S.$	800	795,472
Series E 0.375%, 05/10/2027(a)	EUR	164	165,194
Banque Federative du Credit Mutuel SA 3.875%, 06/16/2032(a)		300	316,819
Barclays PLC 5.674%, 03/12/2028	U.S.$	270	270,364
6.375%, 12/15/2025(a) (c)	GBP	232	285,271
Series E 8.407%, 11/14/2032(a)		100	133,246
BNP Paribas SA 5.497%, 05/20/2030(a)	U.S.$	469	467,199
7.375%, 08/19/2025(a) (c)		200	199,618
BPCE SA 2.277%, 01/20/2032(a)		366	295,556
6.508%, 01/18/2035(a)		646	647,602
CaixaBank SA 6.037%, 06/15/2035(a)		272	272,906
6.684%, 09/13/2027(a)		200	203,668
Capital One Financial Corp. 5.468%, 02/01/2029		162	161,324
6.377%, 06/08/2034		15	15,403
Citigroup, Inc. 2.561%, 05/01/2032		246	204,989
Series AA 7.625%, 11/15/2028(c)		30	31,199
Series W 4.00%, 12/10/2025(c)		574	550,518
Series Y 4.15%, 11/15/2026(c)		278	259,646
Commonwealth Bank of Australia 5.985% (SOFR + 0.63%), 01/10/2025(a) (d)		107	107,144
Cooperatieve Rabobank UA Series E 4.625%, 05/23/2029(a)	GBP	142	171,545
Credit Agricole SA 6.251%, 01/10/2035(a)	U.S.$	569	572,602
Deutsche Bank AG 3.25%, 05/24/2028(a)	EUR	300	315,165
5.375%, 01/11/2029(a)		100	111,406
Deutsche Bank AG/New York NY 3.961%, 11/26/2025	U.S.$	455	451,114

	Principal Amount (000)		U.S. $ Value

Discover Bank Series B 5.974%, 08/09/2028	U.S.$	300	$299,160
Federation des Caisses Desjardins du Quebec 4.55%, 08/23/2027(a)		555	542,962
Ford Credit Canada Co./Canada 6.382%, 11/10/2028	CAD	231	176,687
Goldman Sachs Group, Inc. (The) 2.65%, 10/21/2032	U.S.$	46	38,255
Series P 8.461% (CME Term SOFR 3 Month + 3.14%), 07/29/2024(c) (d)		171	171,368
HSBC Holdings PLC 7.399%, 11/13/2034		215	233,228
8.113%, 11/03/2033		240	271,296
ING Groep NV 6.083%, 09/11/2027		340	343,655
Intesa Sanpaolo SpA 6.625%, 06/20/2033(a)		248	256,400
7.20%, 11/28/2033(a)		581	622,844
JPMorgan Chase & Co. 2.963%, 01/25/2033		280	238,689
6.289% (SOFR + 0.92%), 02/24/2026(d)		95	95,289
Series E 1.09%, 03/11/2027(a)	EUR	327	335,352
Series X 6.10%, 10/01/2024(c)	U.S.$	360	360,094
KBC Group NV 4.25%, 10/24/2025(a) (c)	EUR	200	207,539
Lloyds Banking Group PLC 7.50%, 09/27/2025(c)	U.S.$	650	650,377
Mizuho Financial Group, Inc. 5.376%, 05/26/2030		268	267,641
Morgan Stanley 0.406%, 10/29/2027	EUR	677	673,172
4.656%, 03/02/2029		115	126,977
4.813%, 10/25/2028		246	272,878
Nationwide Building Society 2.972%, 02/16/2028(a)	U.S.$	1,007	943,539
6.657% (SOFR + 1.29%), 02/16/2028(a) (d)		384	386,104
NatWest Group PLC 3.032%, 11/28/2035		468	391,978
8.125%, 11/10/2033(c)		617	624,756
Series E 5.763%, 02/28/2034(a)	EUR	115	128,644
PNC Financial Services Group, Inc. (The) Series R 8.648% (CME Term SOFR 3 Month + 3.30%), 09/01/2024(c) (d)	U.S.$	111	111,455
Santander Holdings USA, Inc. 2.49%, 01/06/2028		144	132,693
6.174%, 01/09/2030		143	144,224
6.499%, 03/09/2029		26	26,467

	Principal Amount (000)		U.S. $ Value

Santander UK Group Holdings PLC 2.469%, 01/11/2028	U.S.$	443	$408,845
6.833%, 11/21/2026		311	315,018
Series E 0.603%, 09/13/2029(a)	EUR	151	141,047
Skandinaviska Enskilda Banken AB 5.125%, 03/05/2027(a)	U.S.$	592	591,822
Societe Generale SA 5.519%, 01/19/2028(a)		203	200,686
Standard Chartered PLC 2.608%, 01/12/2028(a)		255	236,291
3.971%, 03/30/2026(a)		550	542,074
7.101% (CME Term SOFR 3 Month + 1.51%), 01/30/2027(a) (c) (d)		400	378,644
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (c)		600	514,908
Swedbank AB Series G 3.625%, 08/23/2032(a)	EUR	292	306,989
Series NC5 5.625%, 09/17/2024(a) (c)	U.S.$	400	398,008
UBS Group AG 6.373%, 07/15/2026(a)		452	454,287
7.00%, 02/19/2025(a) (c)		400	399,000
9.25%, 11/13/2028(a) (c)		323	346,886
UniCredit SpA 2.569%, 09/22/2026(a)		455	436,591
3.127%, 06/03/2032(a)		327	277,420
Wells Fargo & Co. 3.35%, 03/02/2033		52	45,141
5.499%, 01/23/2035		121	120,708

			25,916,581

Brokerage – 0.2%
Charles Schwab Corp. (The) 5.885% (SOFR + 0.52%), 05/13/2026(d)		564	563,842
Nomura Holdings, Inc. 5.709%, 01/09/2026		379	379,193

			943,035

Finance – 0.3%
Air Lease Corp. 5.40%, 06/01/2028	CAD	266	197,668
Aviation Capital Group LLC 1.95%, 09/20/2026(a)	U.S.$	71	65,422
3.50%, 11/01/2027(a)		56	52,409
4.125%, 08/01/2025(a)		12	11,779
4.875%, 10/01/2025(a)		147	145,040
5.50%, 12/15/2024(a)		347	346,074

	Principal Amount (000)		U.S. $ Value

Credicorp Capital Sociedad Titulizadora SA 10.10%, 12/15/2043(a)	PEN	725	$192,042

			1,010,434

Insurance – 0.4%
Athene Global Funding 1.985%, 08/19/2028(a)	U.S.$	49	42,680
2.55%, 11/19/2030(a)		15	12,514
2.717%, 01/07/2029(a)		19	16,866
5.583%, 01/09/2029(a)		2	2,008
5.62%, 05/08/2026(a)		377	377,249
Elevance Health, Inc. 5.15%, 06/15/2029		74	74,200
Humana, Inc. 5.375%, 04/15/2031		74	73,594
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)		170	215,966
Principal Life Global Funding II 5.10%, 01/25/2029(a)		286	284,292
Swiss Re Finance Luxembourg SA 5.00%, 04/02/2049(a)		200	192,462
Swiss Re Subordinated Finance PLC 5.698%, 04/05/2035(a)		200	197,198

			1,489,029

REITs – 0.6%
American Tower Corp. 0.50%, 01/15/2028	EUR	291	277,805
5.20%, 02/15/2029	U.S.$	184	183,314
Annington Funding PLC Series E 3.184%, 07/12/2029(a)	GBP	160	179,025
Crown Castle, Inc. 5.60%, 06/01/2029	U.S.$	89	89,763
5.80%, 03/01/2034		92	92,916
Digital Dutch Finco BV 1.25%, 02/01/2031(a)	EUR	177	157,794
Essential Properties LP 2.95%, 07/15/2031	U.S.$	418	343,939
GLP Capital LP/GLP Financing II, Inc. 3.25%, 01/15/2032		397	333,174
4.00%, 01/15/2031		167	149,765
Trust Fibra Uno 5.25%, 01/30/2026(a)		400	388,672

			2,196,167

			31,555,246

Industrial – 8.0%
Basic – 0.3%
BHP Billiton Finance Ltd. Series 15 1.50%, 04/29/2030(a)	EUR	254	240,995

	Principal Amount (000)		U.S. $ Value

Glencore Funding LLC 5.338%, 04/04/2027(a)	U.S.$	412	$411,262
Inversiones CMPC SA 6.125%, 02/26/2034(a)		200	203,500
Nexa Resources SA 6.75%, 04/09/2034(a)		200	201,920
OCP SA 6.75%, 05/02/2034(a)		200	205,250

			1,262,927

Capital Goods – 0.4%
Boeing Co. (The) 3.25%, 02/01/2028		60	54,948
3.625%, 02/01/2031		58	50,759
5.15%, 05/01/2030		59	56,644
6.298%, 05/01/2029(a)		103	104,445
6.528%, 05/01/2034(a)		163	166,871
CNH Industrial Capital LLC 3.95%, 05/23/2025		423	416,714
Finning International, Inc. 4.445%, 05/16/2028	CAD	197	143,036
Regal Rexnord Corp. 6.05%, 02/15/2026	U.S.$	489	491,152
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025		90	87,786

			1,572,355

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.25%, 01/15/2029		149	127,453
6.10%, 06/01/2029		186	186,683
Cox Communications, Inc. 5.45%, 09/15/2028(a)		79	79,415
Discovery Communications LLC 5.30%, 05/15/2049		29	22,766
Paramount Global 4.20%, 05/19/2032		109	89,096
4.95%, 01/15/2031		340	299,006
Prosus NV 3.061%, 07/13/2031(a)		291	241,166
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		614	535,764
4.302%, 01/17/2030	EUR	113	121,096

			1,702,445

Communications - Telecommunications – 0.3%
AT&T, Inc. 4.50%, 05/15/2035	U.S.$	44	40,514
5.40%, 02/15/2034		57	57,002
Bell Telephone Co. of Canada or Bell Canada 4.55%, 02/09/2030	CAD	73	52,844
5.85%, 11/10/2032		285	220,002

	Principal Amount (000)		U.S. $ Value

Bell Telephone Co. of Canada or Bell Canada (The) 3.00%, 03/17/2031	CAD	107	$70,189
CK Hutchison Group Telecom Finance SA 1.50%, 10/17/2031(a)	EUR	274	248,230
Orange SA Series E 1.375%, 02/11/2029(a) (c)		100	92,212
TELUS Corp. Series CAG 5.25%, 11/15/2032	CAD	398	295,502
Vodafone Group PLC 4.20%, 12/13/2027(a)	AUD	130	83,568

			1,160,063

Consumer Cyclical - Automotive – 1.0%
Cummins, Inc. 5.15%, 02/20/2034	U.S.$	405	405,571
Ford Motor Co. 3.25%, 02/12/2032		910	752,916
General Motors Financial Co., Inc. 5.75%, 02/08/2031		411	412,056
6.10%, 01/07/2034		262	264,877
General Motors Financial of Canada Ltd. 5.10%, 07/14/2028	CAD	30	22,116
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(a)	U.S.$	454	425,902
5.95%, 06/11/2029(a)		153	152,452
6.50%, 03/10/2028(a)		111	113,406
Hyundai Capital America 2.10%, 09/15/2028(a)		550	483,076
5.25%, 01/08/2027(a)		258	256,906
5.275%, 06/24/2027(a)		70	69,698
6.10%, 09/21/2028(a)		87	89,311
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)		175	160,141

			3,608,428

Consumer Cyclical - Entertainment – 0.1%
Hasbro, Inc. 3.55%, 11/19/2026		117	111,700
6.05%, 05/14/2034		177	176,669

			288,369

Consumer Cyclical - Other – 0.3%
Las Vegas Sands Corp. 3.90%, 08/08/2029		281	256,842
5.90%, 06/01/2027		29	29,147
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		34	34,026
Series HH 2.85%, 04/15/2031		112	95,885

	Principal Amount (000)		U.S. $ Value

MDC Holdings, Inc. 6.00%, 01/15/2043	U.S.$	791	$831,539

			1,247,439

Consumer Cyclical - Restaurants – 0.1%
Starbucks Corp. 4.85%, 02/08/2027		272	270,597

Consumer Cyclical - Retailers – 0.4%
Ross Stores, Inc. 4.70%, 04/15/2027		658	649,018
Tapestry, Inc. 5.875%, 11/27/2031	EUR	187	206,979
VF Corp. 2.95%, 04/23/2030	U.S.$	291	241,597
Series E 4.25%, 03/07/2029	EUR	300	308,864

			1,406,458

Consumer Non-Cyclical – 1.4%
Altria Group, Inc. 3.125%, 06/15/2031		233	232,109
3.40%, 05/06/2030	U.S.$	595	537,963
American Medical Systems Europe BV 3.50%, 03/08/2032	EUR	300	316,418
Bayer US Finance LLC 6.125%, 11/21/2026(a)	U.S.$	207	209,159
Bristol-Myers Squibb Co. 6.40%, 11/15/2063		151	163,661
Cargill, Inc. 5.125%, 10/11/2032(a)		446	445,095
CommonSpirit Health 5.318%, 12/01/2034		272	267,237
CVS Health Corp. 5.70%, 06/01/2034		525	523,514
Imperial Brands Finance PLC 5.875%, 07/01/2034(a)		495	485,328
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 6.75%, 03/15/2034(a)		277	292,994
Loblaw Cos. Ltd. 5.008%, 09/13/2032	CAD	250	185,479
6.54%, 02/17/2033(a)		110	87,847
Metro Inc/CN 4.657%, 02/07/2033		360	260,737
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	U.S.$	810	574,922
Philip Morris International, Inc. 4.875%, 02/13/2026		216	214,389
Pilgrim’s Pride Corp. 6.875%, 05/15/2034		129	137,026
Sutter Health 5.164%, 08/15/2033		101	101,359

	Principal Amount (000)		U.S. $ Value

Tyson Foods, Inc. 5.70%, 03/15/2034	U.S.$	127	$126,430

			5,161,667

Energy – 1.2%
BP Capital Markets PLC 3.25%, 03/22/2026(a) (c)	EUR	100	104,648
3.625%, 03/22/2029(a) (c)		195	199,985
Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	598	483,268
5.75%, 01/15/2031(a)		414	407,132
Devon Energy Corp. 7.95%, 04/15/2032		222	254,172
Enbridge Pipelines, Inc. 2.82%, 05/12/2031	CAD	192	124,632
Enbridge, Inc. 6.10%, 11/09/2032		186	145,603
Energy Transfer LP 5.60%, 09/01/2034	U.S.$	415	411,643
Hunt Oil Co. of Peru LLC Sucursal Del Peru 8.55%, 09/18/2033(a)		200	216,312
ONEOK, Inc. 6.05%, 09/01/2033		155	159,621
Ovintiv, Inc. 6.50%, 02/01/2038		144	147,832
Plains All American Pipeline LP/PAA Finance Corp. 5.70%, 09/15/2034		417	413,080
TotalEnergies SE 2.00%, 01/17/2027(a) (c)	EUR	266	266,080
Var Energi ASA 7.50%, 01/15/2028(a)	U.S.$	391	410,921
8.00%, 11/15/2032(a)		749	835,809

			4,580,738

Other Industrial – 0.1%
LKQ Dutch Bond BV 4.125%, 03/13/2031	EUR	299	319,519

Services – 0.5%
Alibaba Group Holding Ltd. 2.125%, 02/09/2031	U.S.$	399	329,386
Booking Holdings, Inc. 3.50%, 03/01/2029	EUR	169	181,210
4.50%, 11/15/2031		372	419,895
4.75%, 11/15/2034		207	238,287
Chicago Parking Meters LLC 4.93%, 12/30/2025(e)	U.S.$	800	775,343
S&P Global, Inc. 4.25%, 05/01/2029		125	121,323

			2,065,444

	Principal Amount (000)		U.S. $ Value

Technology – 0.7%
Apple, Inc. 4.10%, 08/08/2062	U.S.$	417	$337,286
Entegris, Inc. 4.75%, 04/15/2029(a)		429	409,854
Fiserv, Inc. 5.625%, 08/21/2033		174	175,536
Honeywell International, Inc. 4.125%, 11/02/2034	EUR	1,000	1,093,655
Infor, Inc. 1.75%, 07/15/2025(a)	U.S.$	227	217,491
NXP BV/NXP Funding LLC 5.55%, 12/01/2028		204	206,619
Western Digital Corp. 2.85%, 02/01/2029		118	102,253

			2,542,694

Transportation - Airlines – 0.2%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)		137	135,201
4.75%, 10/20/2028(a)		563	548,981

			684,182

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)		358	326,209

Transportation - Services – 0.5%
ENA Master Trust 4.00%, 05/19/2048(a)		1,113	781,535
ERAC USA Finance LLC 4.60%, 05/01/2028(a)		202	198,887
Heathrow Funding Ltd. Series E 2.75%, 10/13/2029(a)	GBP	146	164,691
Ryder System, Inc. 5.375%, 03/15/2029	U.S.$	215	215,869
TTX Co. 5.50%, 09/25/2026(a)		380	380,486

			1,741,468

			29,941,002

Utility – 1.2%
Electric – 1.0%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		328	310,370
AES Andes SA 6.30%, 03/15/2029(a)		200	200,380
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		488	422,917
Alexander Funding Trust II 7.467%, 07/31/2028(a)		106	112,050

	Principal Amount (000)		U.S. $ Value

American Electric Power Co., Inc. 6.95%, 12/15/2054	U.S.$	189	$188,318
DTE Energy Co. 5.85%, 06/01/2034		74	75,077
Duke Energy Carolinas NC Storm Funding LLC Series A-2 2.617%, 07/01/2041		542	417,237
Electricite de France SA 9.125%, 03/15/2033(a) (c)		200	217,758
Series MPLE 5.993%, 05/23/2030(a)	CAD	77	58,700
Enel Finance International NV 5.50%, 06/26/2034(a)	U.S.$	474	461,799
Engie Energia Chile SA 6.375%, 04/17/2034(a)		400	405,500
Engie SA 1.50%, 05/30/2028(a) (c)	EUR	100	94,700
NextEra Energy Capital Holdings, Inc. 6.70%, 09/01/2054	U.S.$	98	98,240
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		206	199,999
NRG Energy, Inc. 7.00%, 03/15/2033(a)		287	302,662
Pacific Gas and Electric Co. 5.55%, 05/15/2029		74	74,162
Vistra Operations Co., LLC 6.00%, 04/15/2034(a)		55	55,061
6.95%, 10/15/2033(a)		129	137,722

			3,832,652

Natural Gas – 0.1%
Cadent Finance PLC Series E 0.625%, 03/19/2030(a)	EUR	176	157,457
CU, Inc. 5.896%, 11/20/2034	CAD	38	30,213
National Grid North America, Inc. Series E 1.054%, 01/20/2031(a)	EUR	360	322,429

			510,099

Other Utility – 0.1%
Suez SACA Series E 4.50%, 11/13/2033(a)		200	219,005

			4,561,756

Total Corporates - Investment Grade (cost $67,163,580)			66,058,004

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 17.3%
Canada – 0.1%
Canadian Government Real Return Bond Series CPI 4.00%, 12/01/2031	CAD	315	$266,657

			266,657

Sweden – 0.1%
Sweden Inflation Linked Bond Series 3104 3.50%, 12/01/2028(a)	SEK	930	158,300
Series 3112 0.125%, 06/01/2026(a)		1,340	163,258
Series 3113 0.125%, 12/01/2027(a)		1,825	217,881

			539,439

United States – 17.1%
U.S. Treasury Inflation Index 0.125%, 04/15/2027 (TIPS)	U.S.$	2,348	2,209,341
0.125%, 07/15/2030 (TIPS)(f)		34,030	30,489,022
0.125%, 07/15/2031 (TIPS)(f)		4,217	3,707,596
0.25%, 07/15/2029 (TIPS)		2,845	2,613,450
0.375%, 07/15/2027 (TIPS)		4,507	4,276,790
0.75%, 07/15/2028 (TIPS)		7,255	6,895,200
1.375%, 07/15/2033 (TIPS)		13,015	12,319,965
1.75%, 01/15/2034 (TIPS)		1,927	1,874,510

			64,385,874

Total Inflation-Linked Securities (cost $66,019,551)			65,191,970

	Shares

INVESTMENT COMPANIES – 13.1%
Funds and Investment Trusts – 13.1%(g)
AB All Market Real Return Portfolio - Class Z(h)		1,657,899	14,705,566
iShares Core MSCI EAFE ETF		332,652	24,163,841
iShares Core MSCI Emerging Markets ETF		198,314	10,615,749

Total Investment Companies (cost $48,768,274)			49,485,156

	Principal Amount (000)

MORTGAGE PASS-THROUGHS – 10.2%
Agency Fixed Rate 30-Year – 9.9%
Federal Home Loan Mortgage Corp. Series 2019 3.50%, 09/01/2049	U.S.$	32	28,483
3.50%, 11/01/2049		191	171,403

	Principal Amount (000)		U.S. $ Value

Series 2022 2.50%, 04/01/2052	U.S.$	699	$577,496
3.00%, 05/01/2052		635	540,556
Federal Home Loan Mortgage Corp. Gold Series 2016 4.00%, 02/01/2046		453	430,038
Series 2017 4.00%, 07/01/2044		303	287,964
Series 2018 4.50%, 03/01/2048		108	103,638
4.50%, 11/01/2048		336	323,442
5.00%, 11/01/2048		136	134,099
Federal National Mortgage Association Series 2007 5.50%, 08/01/2037		104	106,095
Series 2010 4.00%, 12/01/2040		188	178,147
Series 2012 3.50%, 02/01/2042		109	100,727
3.50%, 11/01/2042		177	162,860
3.50%, 01/01/2043		197	181,233
Series 2013 3.50%, 03/01/2043		5	4,712
3.50%, 04/01/2043		689	633,333
4.00%, 10/01/2043		523	493,641
Series 2014 5.50%, 09/01/2041		283	288,473
Series 2015 3.00%, 05/01/2045		71	62,392
3.00%, 08/01/2045		520	456,445
Series 2018 3.50%, 03/01/2048		436	393,564
4.50%, 09/01/2048		492	472,963
Series 2019 3.50%, 11/01/2049		417	374,036
Series 2020 3.50%, 01/01/2050		112	100,421
Series 2021 2.00%, 07/01/2051		2,095	1,644,022
2.00%, 12/01/2051		1,333	1,045,026
2.50%, 01/01/2052		658	544,182
Series 2022 2.50%, 03/01/2052		781	646,033
2.50%, 04/01/2052		894	737,951
2.50%, 05/01/2052		1,946	1,607,620
3.00%, 02/01/2052		2,762	2,380,326
3.00%, 03/01/2052		885	762,715
Government National Mortgage Association Series 2016 3.00%, 04/20/2046		58	51,167
3.00%, 05/20/2046		154	135,662
Series 2022 5.00%, 11/20/2052		1,570	1,529,748
Series 2023 5.50%, 04/20/2053		862	855,491
Series 2024 2.50%, 07/15/2054, TBA		1,404	1,181,000
3.00%, 07/15/2054, TBA		1,697	1,479,761
4.00%, 07/15/2054, TBA		303	279,717
4.50%, 07/15/2054, TBA		2,525	2,400,467

	Principal Amount (000)		U.S. $ Value

5.00%, 07/15/2054, TBA	U.S.$	2,443	$2,378,280
5.50%, 07/15/2054, TBA		3,614	3,585,404
6.00%, 07/15/2054, TBA		160	160,287
Uniform Mortgage-Backed Security Series 2024 2.00%, 07/15/2054, TBA		1,369	1,070,916
5.50%, 07/15/2054, TBA		2,814	2,775,445
6.00%, 07/15/2054, TBA		3,085	3,093,204
6.50%, 07/15/2054, TBA		232	236,539

			37,187,124

Agency Fixed Rate 15-Year – 0.3%
Federal National Mortgage Association Series 2013 2.50%, 03/01/2028		16	15,667
2.50%, 06/01/2028		4	4,005
Series 2014 2.50%, 09/01/2029		56	52,807
Series 2016 2.50%, 11/01/2031		15	14,315
2.50%, 12/01/2031		1,092	1,023,966
2.50%, 01/01/2032		24	22,813
Series 2017 2.50%, 02/01/2032		79	74,257

			1,207,830

Total Mortgage Pass-Throughs (cost $40,641,181)			38,394,954

ASSET-BACKED SECURITIES – 4.6%
Other ABS - Fixed Rate – 2.7%
AB Issuer LLC Series 2021-1, Class A2 3.734%, 07/30/2051(a)		1,126	996,370
Affirm Asset Securitization Trust Series 2021-Z1, Class A 1.07%, 08/15/2025(a)		2	2,064
Series 2021-Z2, Class A 1.17%, 11/16/2026(a)		33	32,204
Series 2022-X1, Class A 1.75%, 02/15/2027(a)		19	18,809
Series 2024-X1, Class A 6.27%, 05/15/2029(a)		111	111,046
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2 5.30%, 06/21/2028(a)		239	238,026
Atalaya Equipment Leasing Trust Series 2021-1A, Class B 2.08%, 02/15/2027(a)		228	225,597
Auxilior Term Funding LLC Series 2023-1A, Class A2 6.18%, 12/15/2028(a)		297	298,290

	Principal Amount (000)		U.S. $ Value

BHG Securitization Trust Series 2022-A, Class A 1.71%, 02/20/2035(a)	U.S.$	22	$21,364
Series 2023-A, Class A 5.55%, 04/17/2036(a)		247	245,699
Series 2023-B, Class A 6.92%, 12/17/2036(a)		82	83,647
Cajun Global LLC Series 2021-1, Class A2 3.931%, 11/20/2051(a)		237	215,417
CNH Equipment Trust Series 2022-C, Class A2 5.42%, 07/15/2026		102	101,517
College Ave Student Loans LLC Series 2021-C, Class B 2.72%, 07/26/2055(a)		250	220,445
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		550	548,518
Diamond Issuer LLC Series 2021-1A, Class A 2.305%, 11/20/2051(a)		1,139	1,026,599
GCI Funding I LLC Series 2021-1, Class A 2.38%, 06/18/2046(a)		364	322,639
Hardee’s Funding LLC Series 2018-1A, Class A23 5.71%, 06/20/2048(a)		257	245,093
Series 2020-1A, Class A2 3.981%, 12/20/2050(a)		422	383,949
HINNT LLC Series 2024-A, Class A 5.49%, 03/15/2043(a)		78	77,858
HPEFS Equipment Trust Series 2022-3A, Class A2 5.26%, 08/20/2029(a)		61	60,523
Series 2023-1A, Class A2 5.43%, 08/20/2025(a)		107	106,661
Kubota Credit Owner Trust Series 2023-1A, Class A2 5.40%, 02/17/2026(a)		391	390,702
Marlette Funding Trust Series 2024-1A, Class A 5.95%, 07/17/2034(a)		111	111,037
MVW LLC Series 2021-2A, Class B 1.83%, 05/20/2039(a)		268	247,481
Neighborly Issuer LLC Series 2022-1A, Class A2 3.695%, 01/30/2052(a)		822	722,872
Series 2023-1A, Class A2 7.308%, 01/30/2053(a)		1,027	1,034,888
Nelnet Student Loan Trust Series 2021-BA, Class B 2.68%, 04/20/2062(a)		140	115,922

	Principal Amount (000)		U.S. $ Value

Series 2021-CA, Class B 2.53%, 04/20/2062(a)	U.S.$	499	$405,686
Series 2021-DA, Class B 2.90%, 04/20/2062(a)		457	380,486
Pagaya AI Debt Grantor Trust Series 2024-5, Class A 6.278%, 10/15/2031(a)		119	119,373
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		94	93,948
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)		81	80,842
SBA Tower Trust Series 2014-2A, Class C 3.869%, 10/15/2049(a)		774	768,994
SCF Equipment Leasing LLC Series 2024-1A, Class A2 5.88%, 11/20/2029(a)		111	111,110

			10,165,676

Autos - Fixed Rate – 1.9%
Ally Bank Auto Credit-Linked Notes Series 2024-A, Class A2 5.681%, 05/17/2032(a)		250	249,937
Avis Budget Rental Car Funding AESOP LLC Series 2023-3A, Class A 5.44%, 02/22/2028(a)		399	398,682
Carvana Auto Receivables Trust Series 2021-N3, Class C 1.02%, 06/12/2028		90	85,051
Series 2021-N4, Class D 2.30%, 09/11/2028		117	112,903
Series 2021-P4, Class D 2.61%, 09/11/2028		596	539,374
CPS Auto Receivables Trust Series 2021-C, Class D 1.69%, 06/15/2027(a)		667	649,192
Series 2022-A, Class C 2.17%, 04/16/2029(a)		699	689,271
DT Auto Owner Trust Series 2023-1A, Class A 5.48%, 04/15/2027(a)		123	122,601
FHF Trust Series 2021-2A, Class A 0.83%, 12/15/2026(a)		80	78,564
Ford Credit Auto Owner Trust Series 2021-1, Class D 2.31%, 10/17/2033(a)		824	764,569
Hertz Vehicle Financing III LLC Series 2022-1A, Class C 2.63%, 06/25/2026(a)		380	367,122

	Principal Amount (000)		U.S. $ Value

LAD Auto Receivables Trust Series 2021-1A, Class A 1.30%, 08/17/2026(a)	U.S.$	25	$25,384
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,142	1,150,864
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		129	130,536
OCCU Auto Receivables Trust Series 2023-1A, Class A2 6.23%, 04/15/2027(a)		81	81,205
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A, Class A 5.38%, 11/25/2030(a)		399	396,354
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		90	90,801
Santander Bank Auto Credit-Linked Notes Series 2022-B, Class B 5.721%, 08/16/2032(a)		145	145,152
Series 2022-C, Class B 6.451%, 12/15/2032(a)		139	138,725
Santander Bank NA - SBCLN Series 2021-1A, Class B 1.833%, 12/15/2031(a)		35	35,071
Tesla Auto Lease Trust Series 2024-A, Class A3 5.30%, 06/21/2027(a)		75	74,804
Tricolor Auto Securitization Trust Series 2024-2A, Class A 6.36%, 12/15/2027(a)		109	109,361
Wheels Fleet Lease Funding 1 LLC Series 2023-2A 6.46%, 08/18/2038(a)		132	133,046
World Omni Select Auto Trust Series 2023-A, Class A2A 5.92%, 03/15/2027		386	385,671

			6,954,240

Credit Cards - Fixed Rate – 0.0%
Brex Commercial Charge Card Master Trust Series 2024-1, Class A1 6.05%, 07/15/2027(a)		121	120,858

Total Asset-Backed Securities (cost $18,098,388)			17,240,774

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 4.1%
Risk Share Floating Rate – 3.8%
Bellemeade Re Ltd. Series 2021-3A, Class A2 6.335% (CME Term SOFR + 1.00%), 09/25/2031(a) (d)	U.S.$	878	$878,065
Series 2022-1, Class M1B 7.485% (CME Term SOFR + 2.15%), 01/26/2032(a) (d)		335	336,898
Series 2022-2, Class M1A 9.335% (CME Term SOFR + 4.00%), 09/27/2032(a) (d)		1,387	1,422,335
Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 6.885% (CME Term SOFR + 1.55%), 10/25/2041(a) (d)		45	45,300
Series 2022-R01, Class 1M2 7.235% (CME Term SOFR + 1.90%), 12/25/2041(a) (d)		1,382	1,398,145
Series 2022-R02, Class 2M1 6.535% (CME Term SOFR + 1.20%), 01/25/2042(a) (d)		237	236,895
Series 2022-R03, Class 1M1 7.435% (CME Term SOFR + 2.10%), 03/25/2042(a) (d)		187	189,963
Series 2022-R03, Class 1M2 8.835% (CME Term SOFR + 3.50%), 03/25/2042(a) (d)		117	123,201
Series 2022-R04, Class 1M2 8.435% (CME Term SOFR + 3.10%), 03/25/2042(a) (d)		130	134,938
Series 2022-R06, Class 1M1 8.085% (CME Term SOFR + 2.75%), 05/25/2042(a) (d)		382	392,932
Series 2022-R08, Class 1M1 7.885% (CME Term SOFR + 2.55%), 07/25/2042(a) (d)		404	415,410
Series 2023-R01, Class 1M1 7.735% (CME Term SOFR + 2.40%), 12/25/2042(a) (d)		433	445,998
Series 2023-R02, Class 1M1 7.635% (CME Term SOFR + 2.30%), 01/25/2043(a) (d)		860	882,415
Series 2024-R04, Class 1M1 6.424% (CME Term SOFR + 1.10%), 05/25/2044(a) (d)		114	113,617
Eagle Re Ltd. Series 2021-2, Class M1B 7.385% (CME Term SOFR + 2.05%), 04/25/2034(a) (d)		96	96,713
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M3 8.75% (CME Term SOFR + 3.41%), 10/25/2027(d)		15	15,446

	Principal Amount (000)		U.S. $ Value

Series 2015-HQA2, Class M3 10.25% (CME Term SOFR + 4.91%), 05/25/2028(d)	U.S.$	58	$59,617
Series 2021-DNA3, Class M1 6.085% (CME Term SOFR + 0.75%), 10/25/2033(a) (d)		16	16,100
Series 2021-DNA5, Class M2 6.985% (CME Term SOFR + 1.65%), 01/25/2034(a) (d)		221	222,869
Series 2021-DNA6, Class M1 6.135% (CME Term SOFR + 0.80%), 10/25/2041(a) (d)		19	19,229
Series 2021-HQA4, Class M1 6.285% (CME Term SOFR + 0.95%), 12/25/2041(a) (d)		431	430,028
Series 2021-HQA4, Class M2 7.685% (CME Term SOFR + 2.35%), 12/25/2041(a) (d)		415	419,918
Series 2022-DNA1, Class M1B 7.185% (CME Term SOFR + 1.85%), 01/25/2042(a) (d)		731	738,991
Series 2022-DNA3, Class M1B 8.235% (CME Term SOFR + 2.90%), 04/25/2042(a) (d)		239	248,838
Series 2022-DNA4, Class M1B 8.685% (CME Term SOFR + 3.35%), 05/25/2042(a) (d)		878	921,870
Series 2022-DNA5, Class M1B 9.835% (CME Term SOFR + 4.50%), 06/25/2042(a) (d)		769	834,718
Series 2022-DNA7, Class M1A 7.835% (CME Term SOFR + 2.50%), 03/25/2052(a) (d)		430	437,552
Series 2022-HQA1, Class M1B 8.835% (CME Term SOFR + 3.50%), 03/25/2042(a) (d)		134	140,741
Series 2023-DNA2, Class M1A 7.435% (CME Term SOFR + 2.10%), 04/25/2043(a) (d)		211	216,428
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C04, Class 1M2 10.35% (CME Term SOFR + 5.01%), 11/25/2024(d)		58	58,817
Series 2015-C01, Class 1M2 9.75% (CME Term SOFR + 4.41%), 02/25/2025(d)		80	81,076
Series 2015-C03, Class 1M2 10.45% (CME Term SOFR + 5.11%), 07/25/2025(d)		91	95,330
Series 2015-C04, Class 1M2 11.15% (CME Term SOFR + 5.81%), 04/25/2028(d)		257	270,409

	Principal Amount (000)		U.S. $ Value

Series 2015-C04, Class 2M2 11.00% (CME Term SOFR + 5.66%), 04/25/2028(d)	U.S.$	119	$122,215
Series 2016-C01, Class 2M2 12.40% (CME Term SOFR + 7.06%), 08/25/2028(d)		31	32,141
Series 2016-C02, Class 1M2 11.45% (CME Term SOFR + 6.11%), 09/25/2028(d)		78	81,085
Series 2017-C04, Class 2M2 8.30% (CME Term SOFR + 2.96%), 11/25/2029(d)		274	282,102
Series 2021-R02, Class 2M2 7.335% (CME Term SOFR + 2.00%), 11/25/2041(a) (d)		630	635,205
JPMorgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 9.70% (CME Term SOFR + 4.36%), 11/25/2024(a) (d)		17	17,831
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 9.21% (CME Term SOFR 1 Month + 3.86%), 05/30/2025(a) (d)		515	515,094
Series 2019-3R, Class A 9.149% (CME Term SOFR + 3.81%), 11/27/2031(a) (d)		53	53,382
Series 2020-1R, Class A 8.799% (CME Term SOFR + 3.46%), 02/25/2025(a) (d)		122	121,898
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 10.70% (CME Term SOFR + 5.36%), 11/25/2025(a) (d)		109	112,740
Series 2015-WF1, Class 2M2 10.95% (CME Term SOFR + 5.61%), 11/25/2025(a) (d)		27	27,870

			14,342,365

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICs Series 4693, Class SL 0.703% (6.04% - CME Term SOFR), 06/15/2047(d) (i)		1,114	142,912
Series 4719, Class JS 0.703% (6.04% - CME Term SOFR), 09/15/2047(d) (i)		343	36,898
Series 4954, Class SL 0.60% (5.94% - CME Term SOFR), 02/25/2050(d) (i)		1,115	114,863
Series 4981, Class HS 0.65% (5.99% - CME Term SOFR), 06/25/2050(d) (i)		2,692	234,754

	Principal Amount (000)		U.S. $ Value

Federal National Mortgage Association REMICs Series 2014-78, Class SE 0.65% (5.99% - CME Term SOFR), 12/25/2044(d) (i)	U.S.$	383	$39,546
Series 2016-77, Class DS 0.55% (5.89% - CME Term SOFR), 10/25/2046(d) (i)		892	91,210
Series 2017-62, Class AS 0.70% (6.04% - CME Term SOFR), 08/25/2047(d) (i)		422	47,014
Series 2017-97, Class LS 0.75% (6.09% - CME Term SOFR), 12/25/2047(d) (i)		862	107,643
Series 2017-97, Class SW 0.75% (6.09% - CME Term SOFR), 12/25/2047(d) (i)		447	52,325
Government National Mortgage Association Series 2017-65, Class ST 0.697% (6.04% - CME Term SOFR 1 Month), 04/20/2047(d) (i)		549	57,915
Series 2017-122, Class SA 0.747% (6.09% - CME Term SOFR 1 Month), 08/20/2047(d) (i)		428	50,468
Series 2017-134, Class SE 0.747% (6.09% - CME Term SOFR 1 Month), 09/20/2047(d) (i)		311	30,803

			1,006,351

Total Collateralized Mortgage Obligations (cost $14,780,341)			15,348,716

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.5%
Non-Agency Floating Rate CMBS – 1.3%
Ashford Hospitality Trust Series 2018-KEYS, Class A 6.626% (CME Term SOFR 1 Month + 1.17%), 06/15/2035(a) (d)		112	111,553
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 6.376% (CME Term SOFR 1 Month + 1.05%), 11/15/2033(a) (d)		1,935	1,929,543
BBCMS Mortgage Trust Series 2020-BID, Class A 7.584% (CME Term SOFR 1 Month + 2.25%), 10/15/2037(a) (d)		1,089	1,088,096
BX Commercial Mortgage Trust Series 2019-IMC, Class E 7.525% (CME Term SOFR 1 Month + 2.20%), 04/15/2034(a) (d)		430	419,553
Federal Home Loan Mortgage Corp. Series 2021-MN1, Class M1 7.335% (CME Term SOFR + 2.00%), 01/25/2051(a) (d)		89	88,340

	Principal Amount (000)		U.S. $ Value

Great Wolf Trust Series 2024-WOLF, Class A 6.871% (CME Term SOFR 1 Month + 1.54%), 03/15/2039(a) (d)	U.S.$	264	$263,422
HILT Commercial Mortgage Trust Series 2024-ORL, Class A 6.87% (CME Term SOFR 1 Month + 1.54%), 05/15/2037(a) (d)		176	175,560
HLTN Commercial Mortgage Trust Series 2024-DPLO 6.97% (CME Term SOFR 1 Month + 1.64%), 06/15/2041(a) (d)		250	248,309
Natixis Commercial Mortgage Securities Trust Series 2019-MILE, Class A 6.908% (CME Term SOFR 1 Month + 1.58%), 07/15/2036(a) (d)		316	294,337
NRTH Mortgage Trust Series 2024-PARK, Class A 6.97% (CME Term SOFR 1 Month + 1.64%), 03/15/2041(a) (d)		290	289,275

			4,907,988

Non-Agency Fixed Rate CMBS – 1.2%
BAMLL Commercial Mortgage Securities Trust Series 2013-WBRK, Class D 3.652%, 03/10/2037(a)		500	400,577
Commercial Mortgage Trust Series 2010-C1, Class D 5.985%, 07/10/2046(a)		795	733,926
DTP Commercial Mortgage Trust Series 2023-STE2, Class A 6.038%, 01/15/2041(a)		116	116,066
GS Mortgage Securities Trust Series 2011-GC5, Class D 5.296%, 08/10/2044(a)		26	12,219
GSF Series 2021-1, Class A1 1.433%, 08/15/2026(j)		394	378,351
Series 2021-1, Class A2 2.435%, 08/15/2026(j)		1,071	1,024,089
Series 2021-1, Class AS 2.638%, 08/15/2026(j)		39	36,360
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035(j)		1,230	1,215,062
JPMBB Commercial Mortgage Securities Trust Series 2014-C21, Class B 4.341%, 08/15/2047		150	144,251
Series 2014-C22, Class XA 0.826%, 09/15/2047(k)		6,654	357
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 09/15/2039		117	44,669

	Principal Amount (000)		U.S. $ Value

LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	U.S.$	79	$77,069
NJ Trust Series 2023-GSP, Class A 6.697%, 01/06/2029(a)		165	169,798
Wells Fargo Commercial Mortgage Trust Series 2016-LC25, Class C 4.476%, 12/15/2059		125	111,601

			4,464,395

Total Commercial Mortgage-Backed Securities (cost $9,850,956)			9,372,383

COVERED BONDS – 1.5%
Banco de Sabadell SA 1.00%, 04/26/2027(a)	EUR	200	200,538
Bank of Montreal Series E 0.125%, 01/26/2027(a)		545	537,961
Bank of Nova Scotia (The) 0.01%, 01/14/2027(a)		537	529,294
BPCE SFH SA 0.01%, 01/21/2027(a)		300	295,984
Cie de Financement Foncier SA 0.375%, 04/09/2027(a)		300	297,308
Commonwealth Bank of Australia 0.125%, 10/15/2029(a)		592	540,234
Credit Agricole Home Loan SFH SA Series E 0.875%, 08/31/2027(a)		500	497,890
Korea Housing Finance Corp. 3.714%, 04/11/2027(a)		479	516,094
National Australia Bank Ltd. 0.01%, 01/06/2029(a)		583	539,725
Nationwide Building Society Series E 0.625%, 03/25/2027(a)		535	533,315
Royal Bank of Canada Series E 0.125%, 04/26/2027(a)		260	255,261
Santander UK PLC Series G 0.05%, 01/12/2027(a)		337	332,157
Toronto-Dominion Bank (The) Series 28 0.10%, 07/19/2027(a)		545	530,291

Total Covered Bonds (cost $5,928,682)			5,606,052

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED LOAN OBLIGATIONS – 1.5%
CLO - Floating Rate – 1.5%
AGL CLO 10 Ltd. Series 2021-10A, Class A 6.72% (CME Term SOFR 3 Month + 1.39%), 04/15/2034(a) (d)	U.S.$	330	$330,253
Allegro CLO XI Ltd. Series 2019-2A, Class BR 7.227% (CME Term SOFR 3 Month + 1.90%), 01/19/2033(a) (d)		273	273,332
Ballyrock CLO 17 Ltd. Series 2021-17A, Class A1A 6.736% (CME Term SOFR 3 Month + 1.41%), 10/20/2034(a) (d)		250	250,129
Elmwood CLO 15 Ltd. Series 2022-2A, Class A1 6.665% (CME Term SOFR 3 Month + 1.34%), 04/22/2035(a) (d)		500	500,259
Elmwood CLO IX Ltd. Series 2021-2A, Class A 6.716% (CME Term SOFR 3 Month + 1.39%), 07/20/2034(a) (d)		452	452,675
Flatiron CLO 21 Ltd. Series 2021-1A, Class A1 6.698% (CME Term SOFR 3 Month + 1.37%), 07/19/2034(a) (d)		340	340,669
Kings Park CLO Ltd. Series 2021-1A, Class A 6.716% (CME Term SOFR 3 Month + 1.39%), 01/21/2035(a) (d)		250	250,200
Marble Point CLO XI Ltd. Series 2017-2A, Class A 6.769% (CME Term SOFR 3 Month + 1.44%), 12/18/2030(a) (d)		371	371,653
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A2R 7.036% (CME Term SOFR 3 Month + 1.71%), 03/17/2030(a) (d)		250	250,112
OZLM XVIII Ltd. Series 2018-18A, Class A 6.61% (CME Term SOFR 3 Month + 1.28%), 04/15/2031(a) (d)		509	509,761
Pikes Peak CLO 8 Series 2021-8A, Class A 6.756% (CME Term SOFR 3 Month + 1.43%), 07/20/2034(a) (d)		1,046	1,046,544
Pikes Peak CLO 15 Ltd. Series 2023-15A 7.075% (CME Term SOFR 3 Month + 1.75%), 10/20/2036(a) (d)		250	252,238
Signal Peak CLO 12 Ltd. Series 2022-12A, Class A1 6.867% (CME Term SOFR 3 Month + 1.54%), 07/18/2034(a) (d)		384	384,633

	Principal Amount (000)		U.S. $ Value

Silver Point CLO 3 Ltd. Series 2023-3A, Class A1 7.249% (CME Term SOFR 3 Month + 1.92%), 11/29/2036(a) (d)	U.S.$	317	$319,614

Total Collateralized Loan Obligations (cost $5,507,712)			5,532,072

GOVERNMENTS - SOVEREIGN AGENCIES – 0.9%
Belgium – 0.2%
Dexia SA Series E 0.00%, 01/21/2028(a)	EUR	900	863,846

Canada – 0.1%
Canada Housing Trust No. 1 3.95%, 06/15/2028(a)	CAD	435	320,269
4.25%, 03/15/2034(a)		270	202,653

			522,922

France – 0.1%
SNCF Reseau Series E 1.125%, 05/25/2030(a)	EUR	500	472,289

Japan – 0.1%
Development Bank of Japan, Inc. Series G 0.01%, 09/09/2025(a)		335	344,228

Netherlands – 0.4%
BNG Bank NV 3.50%, 07/19/2027	AUD	2,100	1,352,270

Total Governments - Sovereign Agencies (cost $3,633,496)			3,555,555

CORPORATES - NON-INVESTMENT GRADE – 0.9%
Industrial – 0.7%
Basic – 0.0%
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	144	162,919

Communications - Media – 0.2%
DISH DBS Corp. 5.25%, 12/01/2026(a)	U.S.$	168	132,708
5.75%, 12/01/2028(a)		446	306,884
VZ Vendor Financing II BV 2.875%, 01/15/2029(a)	EUR	320	295,713

			735,305

Communications - Telecommunications – 0.1%
Altice France SA 3.375%, 01/15/2028(a)		320	238,245

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.0%
ZF Finance GmbH Series E 2.00%, 05/06/2027(a)	EUR	100	$99,882

Consumer Cyclical - Other – 0.1%
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)	U.S.$	188	188,126
6.125%, 04/01/2032(a)		110	110,470

			298,596

Consumer Non-Cyclical – 0.1%
Organon & Co./Organon Foreign Debt Co-Issuer BV 2.875%, 04/30/2028(a)	EUR	200	201,300

Energy – 0.0%
Sunoco LP 7.00%, 05/01/2029(a)	U.S.$	70	71,767
7.25%, 05/01/2032(a)		87	89,947

			161,714

Other Industrial – 0.0%
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(a)		639	799

Services – 0.2%
APCOA Parking Holdings GmbH 4.625%, 01/15/2027(a)	EUR	320	334,753
Block, Inc. 6.50%, 05/15/2032(a)	U.S.$	275	278,729

			613,482

			2,512,242

Financial Institutions – 0.1%
Finance – 0.0%
SLM Corp. 4.20%, 10/29/2025		212	206,007

REITs – 0.1%
Vivion Investments SARL 3.00%, 08/08/2024(a)	EUR	200	212,667

			418,674

Utility – 0.1%
Electric – 0.1%
Vistra Corp. 7.00%, 12/15/2026(a) (c)	U.S.$	384	380,417

Total Corporates - Non-Investment Grade (cost $3,995,579)			3,311,333

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.9%
Australia – 0.6%
New South Wales Treasury Corp. 2.00%, 03/08/2033	AUD	720	380,594
4.75%, 02/20/2035(a)		1,577	1,015,680

	Principal Amount (000)		U.S. $ Value

Treasury Corp. of Victoria 2.25%, 11/20/2034	AUD	443	$225,486
2.00%, 11/20/2037		337	149,950
Treasury Corp. of Victoria 2.25%, 09/15/2033(a)		768	405,342

			2,177,052

Japan – 0.3%
Japan Finance Organization for Municipalities Series G 0.05%, 02/12/2027(a)	EUR	1,091	1,073,275

Total Local Governments - Regional Bonds (cost $3,333,447)			3,250,327

EMERGING MARKETS - CORPORATE BONDS – 0.8%
Industrial – 0.6%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)	U.S.$	200	181,875
Periama Holdings LLC/DE 5.95%, 04/19/2026(a)		200	197,500
Stillwater Mining Co. 4.00%, 11/16/2026(a)		200	182,750
Volcan Cia Minera SAA 4.375%, 02/11/2026(a)		111	86,060

			648,185

Communications - Media – 0.1%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030(a)		627	556,071

Energy – 0.3%
Ecopetrol SA 8.375%, 01/19/2036		49	48,093
8.625%, 01/19/2029		288	303,149
Greenko Wind Projects Mauritius Ltd. 5.50%, 04/06/2025(a)		200	197,250
Leviathan Bond Ltd. 6.125%, 06/30/2025(a)		101	97,611
Oleoducto Central SA 4.00%, 07/14/2027(a)		528	489,456

			1,135,559

			2,339,815

Utility – 0.2%
Electric – 0.1%
Terraform Global Operating LP 6.125%, 03/01/2026(a)		86	84,849

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.1%
Aegea Finance SARL 6.75%, 05/20/2029(a)	U.S.$	400	$388,720

			473,569

Financial Institutions – 0.0%
Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(a) (l) (m)		139	8,502
7.125%, 12/26/2046(a) (e) (l) (m)		554	32,431

			40,933

Total Emerging Markets - Corporate Bonds (cost $3,309,686)			2,854,317

	Notional Amount

PURCHASED OPTIONS - PUTS – 0.7%
Options on Equity Indices – 0.7%
Euro STOXX 50 Index Expiration: May 2025; Contracts: 2,230; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(n)	EUR	9,589,000	235,922
Euro STOXX 50 Index Expiration: May 2025; Contracts: 510; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(n)		2,193,000	53,955
Euro STOXX 50 Index Expiration: May 2025; Contracts: 510; Exercise Price: EUR 4,300.00; Counterparty: UBS AG(n)		2,193,000	53,955
FTSE 100 Index Expiration: Jun 2025; Contracts: 120; Exercise Price: GBP 7,100.00; Counterparty: Goldman Sachs International(n)	GBP	852,000	15,353
FTSE 100 Index Expiration: Jun 2025; Contracts: 490; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(n)		3,479,000	62,693
FTSE 100 Index Expiration: Jun 2025; Contracts: 100; Exercise Price: GBP 7,100.00; Counterparty: UBS AG(n)		710,000	12,795
Nikkei 225 Index Expiration: Jun 2025; Contracts: 45,000; Exercise Price: JPY 31,750.00; Counterparty: UBS AG(n)	JPY	1,428,750,000	177,920
S&P 500 Index Expiration: Jun 2025; Contracts: 4,200; Exercise Price: USD 4,675.00; Counterparty: Goldman Sachs International(n)	USD	19,635,000	343,768

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Jun 2025; Contracts: 21,600; Exercise Price: USD 4,675.00; Counterparty: UBS AG(n)	USD	100,980,000	$1,767,950

Total Purchased Options - Puts (premiums paid $2,964,100)			2,724,311

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.7%
Colombia – 0.1%
Colombia Government International Bond 8.00%, 11/14/2035	U.S.$	200	205,400

Germany – 0.3%
Kreditanstalt fuer Wiederaufbau 4.10%, 02/20/2026	AUD	1,999	1,322,398

Indonesia – 0.1%
Indonesia Government International Bond 3.375%, 07/30/2025(a)	EUR	470	499,886

Panama – 0.1%
Panama Government International Bond 6.40%, 02/14/2035	U.S.$	200	189,600

Romania – 0.1%
Romanian Government International Bond 6.625%, 09/27/2029(a)	EUR	228	261,513

Total Governments - Sovereign Bonds (cost $2,562,378)			2,478,797

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.6%
United States – 0.6%
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	U.S.$	165	164,773
Commonwealth Financing Authority (Commonwealth of Pennsylvania Department of Education State Lease) Series 2016-A 4.144%, 06/01/2038		80	73,386
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) NATL Series 1997-A 7.425%, 02/15/2029		328	349,410
State Board of Administration Finance Corp. (Florida Hurricane Catastrophe Fund) Series 2020-A 1.705%, 07/01/2027		652	591,619
2.154%, 07/01/2030		224	189,796
Series 2024-A 5.526%, 07/01/2034		98	98,598

	Principal Amount (000)		U.S. $ Value

University of California Series 2021-B 3.071%, 05/15/2051	U.S.$	1,130	$772,504

Total Local Governments - US Municipal Bonds (cost $2,645,814)			2,240,086

SUPRANATIONALS – 0.5%
European Investment Bank 1.80%, 01/19/2027	AUD	905	563,463
International Bank for Reconstruction & Development Series E 6.75%, 07/13/2029	INR	46,000	544,475
European Investment Bank 0.75%, 07/15/2027	AUD	690	410,577
International Finance Corp. 4.45%, 05/14/2027		477	317,001
Inter-American Development Bank 2.50%, 04/14/2027(a)		155	97,811

Total Supranationals (cost $2,106,853)			1,933,327

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.4%
Canada – 0.4%
Province of Ontario Canada 2.90%, 12/02/2046	CAD	1,223	703,829
Province of Quebec Canada 0.875%, 05/04/2027(a)	EUR	740	743,217

Total Local Governments - Provincial Bonds (cost $1,447,052)			1,447,046

AGENCIES – 0.3%
Agency Debentures – 0.3%
Federal Home Loan Banks 4.00%, 06/30/2028	U.S.$	865	852,051
4.75%, 12/08/2028		265	267,586

Total Agencies (cost $1,133,185)			1,119,637

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Chile – 0.1%
Corp. Nacional del Cobre de Chile 5.125%, 02/02/2033(a)		321	304,348

Mexico – 0.1%
Comision Federal de Electricidad 3.348%, 02/09/2031(a)		200	164,813
Petroleos Mexicanos 6.70%, 02/16/2032		154	128,847

			293,660

Total Quasi-Sovereigns (cost $607,519)			598,008

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - SOVEREIGNS – 0.1%
Dominican Republic – 0.1%
Dominican Republic International Bond 4.875%, 09/23/2032(a)	U.S.$	330	$295,969
5.95%, 01/25/2027(a)		221	219,674

Total Emerging Markets - Sovereigns (cost $546,535)			515,643

EMERGING MARKETS - TREASURIES – 0.1%
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Series NTNF 10.00%, 01/01/2029 (cost $527,473)	BRL	2,914	483,551

LOCAL GOVERNMENTS - CANADIAN MUNICIPAL BONDS – 0.0%
Canada – 0.0%
City of Calgary Canada 4.20%, 06/01/2034 (cost $51,964)	CAD	70	50,742

	Shares

SHORT-TERM INVESTMENTS – 5.0%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.22%(g) (h) (o) (cost $14,114,832)		14,114,832	14,114,832

	Principal Amount (000)

U.S. TREASURY BILLS – 1.3%
U.S. Treasury Bill Zero Coupon, 07/09/2024	U.S.$	599	598,403
Zero Coupon, 07/25/2024		2,849	2,838,777
Zero Coupon, 09/05/2024		1,663	1,646,605

Total U.S. Treasury Bills (cost $5,083,670)			5,083,785

Total Short-Term Investments (cost $19,198,502)			19,198,617

Total Investments – 104.5% (cost $407,289,083)(p)			393,433,401
Other assets less liabilities – (4.5)%			(17,052,165)

Net Assets – 100.0%			$376,381,236

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
5 Yr Canadian Bond Futures	48	September 2024	$3,890,384	$21,216
10 Yr Australian Bond Futures	12	September 2024	909,142	(6,821)
10 Yr Canadian Bond Futures	14	September 2024	1,228,742	(23,531)
E-Mini Russell 2000 Futures	61	September 2024	6,298,250	(54,144)
Euro STOXX 50 Index Futures	163	September 2024	8,599,068	(44,779)
Euro-Bund Futures	16	September 2024	2,255,336	7,179
Long Gilt Futures	6	September 2024	740,029	5,757
MSCI Emerging Markets Futures	56	September 2024	3,046,960	14,542
MSCI Singapore IX ETS Futures	4	July 2024	93,319	758
Nikkei 225 (OSE) Futures	6	September 2024	1,476,040	18,742
OMXS 30 Index Futures	6	July 2024	145,938	467
S&P 500 E-Mini Futures	387	September 2024	106,841,025	535,221
S&P Mid 400 E-Mini Futures	15	September 2024	4,437,150	(43,745)
S&P/TSX 60 Index Futures	28	September 2024	5,364,424	12,655
TOPIX Index Futures	42	September 2024	7,336,752	74,569
U.S. Long Bond (CBT) Futures	1	September 2024	118,313	2,936
U.S. T-Note 2 Yr (CBT) Futures	208	September 2024	42,477,500	106,992
U.S. T-Note 5 Yr (CBT) Futures	331	September 2024	35,277,359	190,363
U.S. Ultra Bond (CBT) Futures	15	September 2024	1,880,156	45,110
Sold Contracts
3 Yr Australian Bond Futures	41	September 2024	2,884,359	8,483
10 Yr Australian Bond Futures	16	September 2024	1,212,189	8,184
10 Yr Canadian Bond Futures	9	September 2024	789,905	(5,607)
10 Yr Japan Bond (OSE) Futures	4	September 2024	3,551,743	15,523
Euro Buxl 30 Yr Bond Futures	4	September 2024	557,922	1,966
Euro-BOBL Futures	4	September 2024	498,806	1,656
Euro-Bund Futures	11	September 2024	1,550,544	(5,195)
Euro-Schatz Futures	11	September 2024	1,245,194	(5,666)
FTSE 100 Index Futures	60	September 2024	6,228,471	50,378
SPI 200 Futures	76	September 2024	9,850,930	(24,290)
U.S. 10 Yr Ultra Futures	58	September 2024	6,584,813	(3,659)
U.S. Long Bond (CBT) Futures	4	September 2024	473,250	(9,787)
U.S. T-Note 2 Yr (CBT) Futures	28	September 2024	5,718,125	(10,974)
U.S. T-Note 10 Yr (CBT) Futures	36	September 2024	3,959,438	(27,192)
U.S. Ultra Bond (CBT) Futures	14	September 2024	1,754,812	(42,553)

				$814,754

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CZK	12,812	USD	543	07/11/2024	$(5,146)
Bank of America, NA	USD	556	CZK	12,743	07/11/2024	(10,727)
Bank of America, NA	USD	539	HUF	198,037	07/11/2024	(1,747)
Bank of America, NA	CLP	502,486	USD	543	07/19/2024	8,873
Bank of America, NA	COP	2,106,035	USD	538	07/19/2024	32,360
Bank of America, NA	NOK	9,821	USD	927	07/19/2024	6,423
Bank of America, NA	PEN	2,042	USD	547	07/19/2024	15,662
Bank of America, NA	USD	1,804	NOK	19,778	07/19/2024	49,411
Bank of America, NA	USD	788	PEN	2,976	07/19/2024	(13,470)
Bank of America, NA	USD	3,728	SEK	40,524	07/19/2024	98,382
Bank of America, NA	CNH	9,433	USD	1,307	07/23/2024	12,561
Bank of America, NA	NZD	951	USD	581	07/25/2024	1,928
Bank of America, NA	SGD	724	USD	538	07/25/2024	3,149
Bank of America, NA	USD	544	MXN	9,297	07/25/2024	(37,364)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	USD	751	NZD	1,231	07/25/2024	$(1,461)
Bank of America, NA	EUR	2,147	USD	2,302	08/08/2024	(1,467)
Bank of America, NA	USD	2,398	JPY	371,138	08/16/2024	(75,605)
Bank of America, NA	USD	542	ZAR	9,908	08/22/2024	974
Bank of America, NA	USD	535	ZAR	9,721	08/22/2024	(2,329)
Bank of America, NA	CAD	714	USD	523	08/23/2024	742
Bank of America, NA	USD	1,239	GBP	977	08/29/2024	(3,573)
Barclays Bank PLC	USD	616	KRW	848,159	07/18/2024	(664)
Barclays Bank PLC	IDR	10,270,715	USD	632	07/19/2024	3,733
Barclays Bank PLC	SEK	6,519	USD	626	07/19/2024	9,919
Barclays Bank PLC	USD	1,670	CHF	1,502	08/08/2024	10,069
Barclays Bank PLC	USD	1,598	JPY	253,190	08/16/2024	(13,291)
Barclays Bank PLC	INR	47,889	USD	572	09/13/2024	(1,050)
BNP Paribas SA	USD	521	HUF	193,660	07/11/2024	3,606
BNP Paribas SA	MXN	23,609	USD	1,270	07/25/2024	(15,664)
BNP Paribas SA	USD	534	MXN	9,433	07/25/2024	(19,923)
Citibank, NA	BRL	2,890	USD	520	07/02/2024	2,902
Citibank, NA	USD	551	BRL	2,890	07/02/2024	(34,331)
Citibank, NA	CZK	12,494	USD	539	07/11/2024	5,222
Citibank, NA	HUF	196,678	USD	529	07/11/2024	(3,664)
Citibank, NA	USD	527	PLN	2,152	07/11/2024	7,403
Citibank, NA	USD	554	KRW	748,308	07/18/2024	(11,454)
Citibank, NA	IDR	12,264,222	USD	755	07/19/2024	5,126
Citibank, NA	PEN	2,056	USD	537	07/19/2024	1,744
Citibank, NA	USD	550	CLP	502,171	07/19/2024	(16,915)
Citibank, NA	USD	1,065	COP	4,163,380	07/19/2024	(64,884)
Citibank, NA	USD	795	IDR	12,793,541	07/19/2024	(13,150)
Citibank, NA	USD	1,064	PEN	3,994	07/19/2024	(24,590)
Citibank, NA	CNH	1,972	USD	273	07/23/2024	2,115
Citibank, NA	EUR	1,743	USD	1,867	08/08/2024	(2,052)
Citibank, NA	USD	916	EUR	842	08/08/2024	(12,382)
Citibank, NA	JPY	311,729	USD	2,018	08/16/2024	67,467
Citibank, NA	ZAR	10,123	USD	559	08/22/2024	4,270
Citibank, NA	CAD	5,226	USD	3,799	08/23/2024	(25,404)
Citibank, NA	USD	544	INR	45,542	09/13/2024	1,031
Deutsche Bank AG	EUR	3,327	USD	3,582	08/08/2024	12,214
Deutsche Bank AG	JPY	687,044	USD	4,449	08/16/2024	149,136
Goldman Sachs Bank USA	USD	544	HUF	196,274	07/11/2024	(11,819)
Goldman Sachs Bank USA	SEK	18,008	USD	1,642	07/19/2024	(58,270)
Goldman Sachs Bank USA	USD	4,417	NZD	7,205	07/25/2024	(28,249)
Goldman Sachs Bank USA	CHF	6,284	USD	7,018	08/08/2024	(6,985)
Goldman Sachs Bank USA	USD	7,773	CAD	10,690	08/23/2024	50,321
HSBC Bank USA	BRL	2,695	USD	485	07/02/2024	2,706
HSBC Bank USA	USD	522	BRL	2,695	07/02/2024	(40,282)
HSBC Bank USA	HUF	404,396	USD	1,111	07/11/2024	15,344
HSBC Bank USA	PLN	4,373	USD	1,114	07/11/2024	27,714
HSBC Bank USA	PLN	2,152	USD	526	07/11/2024	(8,686)
HSBC Bank USA	IDR	8,730,975	USD	541	07/19/2024	7,487
HSBC Bank USA	CNH	7,931	USD	1,098	07/23/2024	9,965
HSBC Bank USA	USD	549	CNH	3,966	07/23/2024	(4,495)
HSBC Bank USA	MXN	8,967	USD	536	07/25/2024	47,623
HSBC Bank USA	SGD	752	USD	557	07/25/2024	2,106
HSBC Bank USA	USD	547	SGD	741	07/25/2024	260
HSBC Bank USA	CHF	2,797	USD	3,099	08/08/2024	(28,274)
HSBC Bank USA	USD	1,597	CHF	1,405	08/08/2024	(25,996)
HSBC Bank USA	CAD	4,684	USD	3,415	08/23/2024	(12,160)
JPMorgan Chase Bank, NA	SEK	18,858	USD	1,738	07/19/2024	(42,986)
JPMorgan Chase Bank, NA	USD	273	COP	1,060,552	07/19/2024	(18,249)
JPMorgan Chase Bank, NA	EUR	6,248	USD	6,754	07/24/2024	56,348
JPMorgan Chase Bank, NA	USD	545	MXN	9,110	07/25/2024	(48,287)
JPMorgan Chase Bank, NA	EUR	3,562	USD	3,837	08/08/2024	15,364
JPMorgan Chase Bank, NA	USD	1,185	CHF	1,053	08/08/2024	(7,528)
JPMorgan Chase Bank, NA	USD	12,567	EUR	11,672	08/08/2024	(45,043)
JPMorgan Chase Bank, NA	JPY	491,674	USD	3,142	08/16/2024	65,495
JPMorgan Chase Bank, NA	USD	1,737	JPY	268,157	08/16/2024	(58,879)
Morgan Stanley Capital Services, Inc.	BRL	5,585	USD	1,041	07/02/2024	41,438
Morgan Stanley Capital Services, Inc.	USD	1,005	BRL	5,585	07/02/2024	(5,608)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	9,940	USD	10,645	07/11/2024	$(4,806)
Morgan Stanley Capital Services, Inc.	PLN	2,164	USD	543	07/11/2024	5,037
Morgan Stanley Capital Services, Inc.	KRW	2,648,561	USD	1,941	07/18/2024	19,989
Morgan Stanley Capital Services, Inc.	COP	4,568,120	USD	1,158	07/19/2024	60,971
Morgan Stanley Capital Services, Inc.	PEN	4,297	USD	1,159	07/19/2024	41,184
Morgan Stanley Capital Services, Inc.	SEK	8,116	USD	778	07/19/2024	11,340
Morgan Stanley Capital Services, Inc.	USD	530	BRL	2,893	08/02/2024	(14,227)
Morgan Stanley Capital Services, Inc.	USD	1,123	EUR	1,041	08/08/2024	(6,040)
Morgan Stanley Capital Services, Inc.	JPY	1,674,795	USD	10,862	08/16/2024	381,175
Morgan Stanley Capital Services, Inc.	USD	1,691	JPY	259,802	08/16/2024	(65,547)
Morgan Stanley Capital Services, Inc.	GBP	5,191	USD	6,584	08/29/2024	19,803
Morgan Stanley Capital Services, Inc.	USD	5,167	GBP	4,074	08/29/2024	(15,542)
Morgan Stanley Capital Services, Inc.	AUD	11,956	USD	7,955	09/19/2024	(36,881)
NatWest Markets PLC	USD	1,022	JPY	156,342	08/16/2024	(43,982)
Standard Chartered Bank	IDR	4,658,570	USD	289	07/19/2024	4,282
Standard Chartered Bank	USD	544	IDR	8,800,786	07/19/2024	(5,683)
Standard Chartered Bank	USD	184	PEN	685	07/19/2024	(5,419)
State Street Bank & Trust Co.	CHF	266	PLN	1,149	07/11/2024	(10,765)
State Street Bank & Trust Co.	HUF	35,441	USD	97	07/11/2024	784
State Street Bank & Trust Co.	NOK	4,081	USD	383	07/19/2024	954
State Street Bank & Trust Co.	SEK	4,638	USD	444	07/19/2024	5,826
State Street Bank & Trust Co.	SEK	5,497	USD	505	07/19/2024	(13,770)
State Street Bank & Trust Co.	CAD	357	MXN	4,428	07/25/2024	(19,689)
State Street Bank & Trust Co.	MXN	44	USD	3	07/25/2024	234
State Street Bank & Trust Co.	EUR	1,077	USD	1,158	08/08/2024	1,726
State Street Bank & Trust Co.	USD	792	EUR	734	08/08/2024	(3,483)
State Street Bank & Trust Co.	EUR	6,256	USD	6,816	08/16/2024	101,602
State Street Bank & Trust Co.	USD	228	JPY	34,881	08/16/2024	(9,305)
State Street Bank & Trust Co.	USD	360	ZAR	6,495	08/22/2024	(4,517)
State Street Bank & Trust Co.	ZAR	6,009	USD	324	08/22/2024	(5,502)
State Street Bank & Trust Co.	USD	387	GBP	304	08/29/2024	(2,020)
UBS AG	KRW	750,889	USD	545	07/18/2024	398
UBS AG	MXN	10,178	USD	538	07/25/2024	(16,651)
UBS AG	SGD	735	USD	548	07/25/2024	4,935
UBS AG	USD	599	MXN	10,606	07/25/2024	(21,440)
UBS AG	USD	542	SGD	728	07/25/2024	(4,096)

						$345,365

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-NAHY Series 42, 5 Year Index, 06/20/2029*	(5.00)%	Quarterly	3.45%	USD	4,770	$(304,075)	$(307,218)	$3,143
iTraxx Australia Series 41, 5 Year Index, 06/20/2029*	(1.00)	Quarterly	0.71	USD	5,300	(102,445)	(120,664)	18,219
Malaysia Government Bond, 06/20/2029*	(1.00)	Quarterly	0.45	USD	8,800	(216,370)	(215,201)	(1,169)
Sale Contracts
CDX-NAIG Series 42, 5 Year Index, 06/20/2029*	1.00	Quarterly	0.54	USD	2,490	161,496	163,040	(1,544)

						$(461,394)	$(480,043)	$18,649

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	16,672	02/26/2025	1.589%	CPI#	Maturity	$2,433,105	$—	$2,433,105
USD	17,150	02/28/2025	1.527%	CPI#	Maturity	2,556,267	—	2,556,267
USD	6,245	07/08/2027	2.770%	CPI#	Maturity	103,052	—	103,052
USD	6,245	07/08/2027	2.778%	CPI#	Maturity	100,755	—	100,755
USD	4,160	07/15/2027	2.753%	CPI#	Maturity	64,116	—	64,116

						$5,257,295	$—	$5,257,295

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	610	04/21/2025	1.815%	1 Day SOFR	Annual	$20,239	$14,036	$6,203
USD	370	06/09/2025	1.970%	1 Day SOFR	Annual	11,243	9,158	2,085
USD	484	08/04/2025	1.950%	1 Day SOFR	Annual	30,539	13,602	16,937
USD	1,990	04/27/2026	1.570%	1 Day SOFR	Annual	119,453	96,907	22,546
USD	840	10/04/2026	1.150%	1 Day SOFR	Annual	86,212	55,590	30,622
USD	420	11/08/2026	1.450%	1 Day SOFR	Annual	38,732	25,653	13,079
USD	420	11/09/2026	1.505%	1 Day SOFR	Annual	38,032	25,022	13,010
USD	1,040	04/04/2027	2.240%	1 Day SOFR	Annual	64,784	52,110	12,674

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	580	04/26/2027	2.110%	1 Day SOFR	Annual	$37,596	$30,666	$6,930
USD	10,260	06/05/2027	0.343%	1 Day SOFR	Annual	1,152,987	1,048,310	104,677
USD	6,030	07/20/2027	1.885%	1 Day SOFR	Annual	612,313	379,947	232,366
USD	1,360	09/27/2029	1.300%	1 Day SOFR	Annual	216,637	161,431	55,206
USD	1,830	12/13/2029	1.537%	1 Day SOFR	Annual	259,961	148,474	111,487
USD	15,740	05/21/2031	1.395%	1 Day SOFR	Annual	2,490,485	2,184,256	306,229
USD	1,010	11/10/2035	2.390%	1 Day SOFR	Annual	160,534	112,910	47,624

						$5,339,747	$4,358,072	$981,675

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at June 30, 2024	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	5.00%	USD	6	$(769)	$(465)	$(304)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	12	(1,537)	(1,024)	(513)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	12	(1,537)	(946)	(591)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	23	(3,015)	(2,196)	(819)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	5.00	USD	116	(15,395)	(8,727)	(6,668)

						$(22,253)	$(13,358)	$(8,895)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
Swiss Market Index Futures	0.00%	Maturity	CHF	240	09/20/2024	$(1,186)

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at June 30, 2024
HSBC Securities (USA), Inc.†	USD	1,071	5.46%	—	$1,080,909
HSBC Securities (USA), Inc.†	USD	514	5.46%	—	515,689

					$1,596,598

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on June 30, 2024.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Inflation-Linked Securities	$1,596,598	$—	$—	$—	$1,596,598

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $108,928,506 or 28.9% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at June 30, 2024.
(e)	Fair valued by the Adviser.
(f)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)	Inverse interest only security.
(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.70% of net assets as of June 30, 2024, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GSF Series 2021-1, Class A1 1.433%, 08/15/2026	02/25/2021-08/03/2023	$380,004	$378,351	0.10%
GSF Series 2021-1, Class A2 2.435%, 08/15/2026	02/25/2021-09/06/2022	1,086,250	1,024,089	0.27%
GSF Series 2021-1, Class AS 2.638%, 08/15/2026	02/25/2021-04/01/2021	39,469	36,360	0.01%
HFX Funding Issuer Series 2017-1A, Class A3 3.647%, 03/15/2035	11/19/2020	1,300,723	1,215,062	0.32%

(k)	IO - Interest Only.

(l)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2024.
(m)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2024.
(n)	Non-income producing security.
(o)	The rate shown represents the 7-day yield as of period end.
(p)

As of June 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,117,296 and gross unrealized depreciation of investments was $(18,565,321), resulting in net unrealized depreciation of $(6,448,025).

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PLN – Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NATL – National Interstate Corporation

OAT – Obligations Assimilables du Trésor

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TBA – To Be Announced

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$—	$75,442,023	$—	$75,442,023
Corporates - Investment Grade	—	66,058,004	—	66,058,004
Inflation-Linked Securities	—	65,191,970	—	65,191,970
Investment Companies	49,485,156	—	—	49,485,156
Mortgage Pass-Throughs	—	38,394,954	—	38,394,954
Asset-Backed Securities	—	17,240,774	—	17,240,774
Collateralized Mortgage Obligations	—	15,348,716	—	15,348,716
Commercial Mortgage-Backed Securities	—	9,372,383	—	9,372,383
Covered Bonds	—	5,606,052	—	5,606,052
Collateralized Loan Obligations	—	5,532,072	—	5,532,072
Governments - Sovereign Agencies	—	3,555,555	—	3,555,555
Corporates - Non-Investment Grade	—	3,311,333	—	3,311,333
Local Governments - Regional Bonds	—	3,250,327	—	3,250,327
Emerging Markets - Corporate Bonds	—	2,854,317	—	2,854,317
Purchased Options - Puts	—	2,724,311	—	2,724,311
Governments - Sovereign Bonds	—	2,478,797	—	2,478,797
Local Governments - US Municipal Bonds	—	2,240,086	—	2,240,086

Investments in Securities:	Level 1	Level 2	Level 3	Total
Supranationals	$—	$1,933,327	$—	$1,933,327
Local Governments - Provincial Bonds	—	1,447,046	—	1,447,046
Agencies	—	1,119,637	—	1,119,637
Quasi-Sovereigns	—	598,008	—	598,008
Emerging Markets - Sovereigns	—	515,643	—	515,643
Emerging Markets - Treasuries	—	483,551	—	483,551
Local Governments - Canadian Municipal Bonds	—	50,742	—	50,742
Short-Term Investments:
Investment Companies	14,114,832	—	—	14,114,832
U.S. Treasury Bills	—	5,083,785	—	5,083,785

Total Investments in Securities	63,599,988	329,833,413	—	393,433,401
Other Financial Instruments(a):
Assets:
Futures	1,122,697	—	—	1,122,697
Forward Currency Exchange Contracts	—	1,518,833	—	1,518,833
Centrally Cleared Credit Default Swaps	—	161,496	—	161,496
Centrally Cleared Inflation (CPI) Swaps	—	5,257,295	—	5,257,295
Centrally Cleared Interest Rate Swaps	—	5,339,747	—	5,339,747
Liabilities:
Futures	(307,943)	—	—	(307,943)
Forward Currency Exchange Contracts	—	(1,173,468)	—	(1,173,468)
Centrally Cleared Credit Default Swaps	—	(622,890)	—	(622,890)
Credit Default Swaps	—	(22,253)	—	(22,253)
Total Return Swaps	—	(1,186)	—	(1,186)
Reverse Repurchase Agreements	(1,596,598)	—	—	(1,596,598)

Total	$62,818,144	$340,290,987	$—	$403,109,131

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended June 30, 2024 is as follows:

							Distributions
Fund	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 06/30/2024 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$21,231	$877	$8,029	$(1,375)	$2,002	$14,706	$877	$0
Government Money Market Portfolio	116,399	144,712	246,996	0	0	14,115	2,237	0
Total	$137,630	$145,589	$255,025	$(1,375)	$2,002	$28,821	$3,114	$0